INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES	12 Months Ended
Dec. 31, 2019
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES

22          INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES

This item consists of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	10,664,519	10,041,097	9,546,454
Interest on investments at fair value through other comprehensive income	1,070,469	954,288	—
Interest on available-for-sale investments	—	—	951,981
Interest on investments at amortized cost	194,803	211,102	—
Interest on held-to-maturity investments	—	—	234,380
Interest on due from banks	320,713	159,381	88,359
Interest on investments at fair value through profit or loss	46,170	87,409	113,484
Dividends received	25,259	24,390	52,906
Other interest and similar income	59,731	44,967	43,119
Total	12,381,664	11,522,634	11,030,683

Interest and similar expense
Interest on deposits and obligations	(1,458,910)	(1,202,025)	(1,132,041)
Interest on bonds and notes issued	(900,172)	(911,006)	(835,255)
Interest on due to banks and correspondents	(590,908)	(623,001)	(763,436)
Deposit Insurance Fund	(151,626)	(140,184)	(128,625)
Interest on lease liabilities	(37,438)	—	—
Other interest and similar expense	(151,813)	(157,313)	(99,839)
Total	(3,290,867)	(3,033,529)	(2,959,196)